As filed with the Securities and Exchange Commission on February 12, 2000
                                               Securities Act File No. 333-92405
                                        Investment Company Act File No. 811-9719
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   ----------


                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                          Pre-Effective Amendment No. 1

                          Post Effective Amendment No.
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                 Amendment No. 1

                        (Check appropriate box or boxes)


                             AMIVEST/NFB FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                                767 Fifth Avenue
                               New York, NY 10153
          (Address of principal executive offices, including Zip Code)

                                 (212) 688-6667
              (Registrant's Telephone Number, including Area Code)

                                 Mr. Tyler Jenks
                             Amivest/NFB Funds Trust
                                767 Fifth Avenue
                               New York, NY 10153
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the date of effectiveness of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest, $0.01 par value.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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

PROSPECTUS SUBJECT TO COMPLETION, DATED FEBRUARY __, 2000


AMIVEST/NFB TOTAL MARKET FUND
A SERIES OF AMIVEST/NFB FUNDS TRUST


     AMIVEST/NFB Total Market Fund is a mutual fund that seeks long-term capital growth with current income as a secondary objective. The Fund will pursue these objectives by investing exclusively in shares of other mutual funds.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



               The date of this Prospectus is ______________, 2000

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.

                                TABLE OF CONTENTS

An Overview of the Fund: Risk/Return Summary................................   3
Performance ................................................................   4
Fees and Expenses ..........................................................   4
Investment Objective and Principal Investment Strategies ...................   6
Principal Risks of Investing in the Fund ...................................   8
Investment Advisor .........................................................   9
Shareholder Information ....................................................  11
Pricing of Fund Shares .....................................................  15
Dividends and Distributions ................................................  16
Tax Consequences ...........................................................  16
Rule 12b-1 Fees ............................................................  16

AN OVERVIEW OF THE FUND: RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT GOAL?

The Fund seeks long-term capital growth with current income as a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES?


The Fund seeks to achieve this objective by investing primarily in no-load and load-waived mutual funds that invest primarily in common stocks, sometimes referred to as the "Underlying Funds." The Fund seeks to participate in the total stock market by investing in Underlying Funds that invest in the stocks of large, medium and small capitalization domestic and international companies. Further, the Underlying Funds may emphasize both value and growth styles of investing. The Fund may purchase shares of Underlying Funds that invest in fixed-income securities in pursuit of its secondary objective. Also, when the Fund sees an opportunity for capital growth, it may invest in Underlying Funds that invest in fixed-income securities, including those rated below investment grade, sometimes known as junk bonds.


Because the Fund will bear its share of the costs of the Underlying Funds, you will pay higher expenses than would be the case if you made a direct investment in the Underlying Fund.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

     MARKET RISK - The value of the Fund's shares will go up and down based on the performance of the mutual funds it owns and other factors affecting the securities market generally.

     PRICE VOLATILITY - The Underlying Funds invest primarily in common stocks and the market for these securities can be volatile. The value of the Fund's shares may fluctuate significantly in the short term.


     INTEREST RATE AND CREDIT RISK - Interest rates may go up resulting in a decrease in the value of the securities held by the Underlying Funds. To the extent the Underlying Funds hold fixed-income securities, longer maturities generally involve greater risk than shorter maturities. Issuers of fixed-income securities might be unable to make principal and interest payments when due. The value of fixed-income securities that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer of the security.


     MANAGEMENT RISK - The risk that investment strategies employed by the Adviser in selecting the Underlying Funds and those used by the Underlying Funds in selecting investments -- including the ability of the investment advisory organizations that manage these funds to assess economic conditions and investment opportunities -- may not result in an increase in the value of your investment or in overall performance equal to other investments.


     FOREIGN SECURITIES RISK - Foreign investments involve additional risks, including changing currency values, different political and regulatory environments and other overall economic factors in the countries where the Underlying Funds invest.

     SMALL COMPANY RISK - Securities of smaller companies involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies.

     NON-DIVERSIFICATION RISK - Underlying Funds that are non-diversified may make larger investments in individual companies than a mutual fund that is diversified. This may result in the Fund's share price being more volatile than if it did not invest in non-diversified Underlying Funds.

     CONCENTRATION RISK - To the extent an Underlying Fund concentrates its investments in a particular industry sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

     PORTFOLIO TURNOVER RISK - A high portfolio turnover rate may result in the Fund distributing higher capital gains. This may mean that you would have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund's performance.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF THE BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST IN THE FUND?

The Fund may be appropriate for long term investors who can accept the risks of investing in a portfolio that is largely dependent on the value of common stock holdings. The Fund may NOT be appropriate for investors need regular income or stability of principal or are pursuing a short-term goal.

                                   PERFORMANCE

Because the Fund has been in operation for less than a full calendar year, its total return bar chart and performance table have not been included.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price) .................................   None
Maximum deferred sales charge (load)
  (as a percentage of the lower of original purchase
   price or redemption proceeds) ......................................   5.00%

ANNUAL FUND OPERATING EXPENSES(1)(2)
(expenses that are deducted from Fund assets)

Management Fees .......................................................   0.50%
Distribution (12b-1) Fees .............................................   0.75%
Shareholder Service Fees ..............................................   0.25%
Other Expenses ........................................................       %
                                                                          ----
Total Annual Fund Operating Expenses ..................................       %
Fee Reduction and/or Expense Reimbursement ............................  (    )%
                                                                         -----

Net Expenses ..........................................................   2.00%
                                                                         =====

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(1)  Other  Expenses are  estimated  for the first fiscal year of the Fund.  The
     Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed the net expense amount shown. The Advisor may be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limited agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.

(2) To the extent that the Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that the Fund invests in other mutual funds, the Fund will incur higher expenses, many of which may be duplicative. The Fund may invest in mutual funds that have 12b-1 plans or shareholder servicing plans which permit the funds to pay certain distributions and other expenses that will add to the overall expenses of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested and the Fund's operating expenses remain the same. Due to the Advisor's contractual waiver arrangement, the expenses below have been calculated using net expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


                  One Year                  Three Years
                  --------                  -----------

                   $_____                     $______

You would pay the following expenses if you did not redeem your shares:

                  One Year                  Three Years
                  --------                  -----------

                   $_____                     $______

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks long-term capital growth with current income as a secondary objective.

The Fund pursues its objective by investing primarily in no-load and load-waived mutual funds specializing in common stocks. At times the Fund may invest in bond funds with varying maturities and credit qualities. Investment in bond funds is intended to reduce the risk and potential volatility of the underlying stocks held by common stock funds which the Fund will hold, although there can be no assurance that bond fund holdings will be able to moderate risk in this manner.


The Fund will invest only in other mutual funds that have an investment objective similar to the Fund's, or that otherwise are permitted investments under the Fund's investment policies described herein. Nevertheless, the mutual funds purchased by Fund likely will have certain investment policies, and use certain investment practices that are different from those of the Fund and not described herein. These other policies and practices may subject the other funds' assets to varying or greater degrees of risk.


The Adviser selects common stock mutual funds which the Adviser believes offer above-average prospects for capital growth. The Fund believes that investing in other mutual funds will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing in individual securities.

The Fund will invest in Underlying Funds across the range of the total market, including funds with large, medium and small average capitalizations, emphasizing both value and growth styles of investing. The Advisor considers Underlying Funds whose holdings have an average market capitalization of over $7.5 billion to be large capitalization, $2.5 billion to $7.5 billion to be medium capitalization, and $2.5 billion or less to be small capitalization. Although not a principal investment focus, the Fund also may purchase of international funds that invest in securities of companies in developed nations.

In selecting investments for the Fund's portfolio, the Advisor employs a top-down analysis to identify attractive areas of the market and to determine the policy weighting of each sector of the market. This analysis is implemented in order to control risk in the Fund's portfolio through diversification across market sectors. The Advisor also uses quantitative screening to determine the optimal sector and asset class mix. The Advisor reviews timely information from mutual funds in order to make an investment decision.

The Advisor will sell an Underlying Fund that is no longer consistent with its market segment analysis. Although a change in the portfolio manager of an Underlying Fund will not necessarily mean the Fund will sell that holding, that Underlying Fund is red-flagged and monitored closely.


Up to 25% of the Fund's assets may be invested in shares of a single mutual fund. The Fund may invest in mutual funds that are permitted to invest more than 25% of their assets in a single industry and may also invest in mutual funds that are themselves non-diversified.

When several funds qualify for purchase, the Advisor screens those funds to eliminate high expense ratios, relatively new portfolio management, inconsistent recent performance or difficult administrative and operations procedures. The Fund will normally invest only in other mutual funds that do not impose up-front sales loads or deferred sales loads or redemption fees. If the Fund invests in a mutual fund that normally charges a sales load, it will use available sales load waivers and quantity discounts to eliminate the sales load.

The Fund is independent from any of the Underlying Funds in which it invests and has little voice in or control over the investment practices, policies or decisions of those funds. If the Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that fund, which can entail further losses. Some of the Underlying Funds may limit the ability of the Fund to sell its investments in those funds at certain times. In these cases, such investments will be considered illiquid and subject to the overall limit on illiquid securities. However, a mutual fund is not required to redeem any of its shares owned by another mutual fund in an amount exceeding 1% of the Underlying Fund's shares during any period of less that 30 days. As a result, to the extent that the Fund owns more than 1% of another mutual fund's shares, the Fund may not be able to liquidate those shares in the event of adverse market conditions or other considerations. Also, the investment advisers of the mutual funds in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action. For example, one fund may be purchasing securities of the same issuer whose securities are being sold by another fund, with the result that the Fund would incur an indirect expense without any corresponding investment or economic benefit.


For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. Government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. This may result in the Fund not achieving its investment objective.


As all investments in securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved.

                     PRIMARY RISKS OF INVESTING IN THE FUND

MARKET RISK. The Fund's assets will be invested primarily in mutual funds that themselves invest primarily in equity securities. The value of your investment in the Fund depends on the value of the mutual funds it owns. In turn, the value of each of the Underlying Funds depends on the market value of the equity securities in which an Underlying Fund has invested. Fluctuations in the value of equity securities will occur based on the earnings of the issuing company and on general industry and market conditions. Equity markets can be volatile.

SMALL COMPANY RISK. To the extent that an Underlying Fund invests in small cap companies, your investment in the Fund will also be subject to small company risk- the risk that, due to limited product lines, markets or financial resources, a dependence on a relatively small management group or other factors, small companies may be more vulnerable to adverse business or economic developments. Securities of small companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small companies may not as be well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In addition, the performance of the Fund may be adversely affected during periods when the smaller capitalization stocks are out-of- favor with investors, who may prefer to hold securities of large capitalization companies. The value of equity securities fluctuates in response to various market factors and the equity markets can be volatile.

INTEREST AND CREDIT RISK. To the extent that the Underlying Funds hold bonds and other fixed- income securities, the Fund may be subject to interest and credit risk. Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed income and convertible securities, and preferred stock. Generally, the value of a fixed income portfolio will decrease when interest rates rise. Under these circumstances, an Underlying Fund's net asset value may also decrease. Also, fixed income securities with longer maturities generally involve greater risk than those with shorter maturities. In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed income securities and the market's perception of that issuer's ability to repay principal and interest when due can also affect the value of fixed income securities held by an Underlying Fund.

FOREIGN SECURITIES RISK. To the extent that the Underlying Fund invest in securities of foreign companies, your investment in the Fund is subject to foreign securities risks . These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets, or actions of U.S. and foreign governments or central banks.

DERIVATIVE RISK. The use by Underlying Funds of derivative instruments - so called because their value derives from the value of an underlying asset, currency or index - carries with it derivative risk - the risk that the value of derivatives may rise of fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

YEAR 2000 RISK. As the year 2000 began, the Advisor and the Fund's service providers did not experience any notable problems arising from the inability of their computer systems properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." There can be no assurance that some computer systems will not malfunction in the future as a result of the Year 2000 Issue. Although the Advisor does not anticipate that its services or the services of the Fund's other service providers will be adversely affected as a result of the Year 2000 Issue, it will continue to monitor the situation. If malfunctions related to the Year 2000 Issue do arise, the Fund and its investments could be adversely affected, as well as companies in which the Fund invests. This is "Year 200 Readiness Disclosure" within the meaning of the "Year 2000 Readiness Disclosure Act."

                               INVESTMENT ADVISOR

Amivest Capital Management, the Fund's investment advisor, is located at 767 Fifth Avenue, New York, NY 10153. The Advisor has been providing investment advisory services to individual and institutional investors since 1975. The Advisor presently has assets under management of approximately $500 million. The Advisor is a wholly-owned subsidiary of North Fork Bancorporation, Inc. The Advisor supervises the Fund's investment activities and determines which investments are purchased and sold by the Fund. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.
For its services, the Fund pays the Advisor a monthly management fee which is calculated at the annual rate of 0.50% of the Fund's average daily net assets.

PORTFOLIO MANAGER


Tyler Jenks, Chief Investment Officer of the Advisor, is responsible for the for the day-to-day management of the Fund. Mr. Jenks joined the Advisor in 1991 as Senior Portfolio Manager and has been a portfolio manager since 1986. In his capacity as Senior Portfolio Manager, Mr. Jenks has managed individual, institutional and retirement plan accounts in mutual funds with equity, fixed income and balanced objectives, using both domestic and international funds.


FUND EXPENSES

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed 2.00% of average daily net asset annually. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Fund if the Advisor if requested by the Advisor in subsequent fiscal years. Under the expense limitation agreement, the Advisor may recoup reimbursement made in the Fund's first fiscal year in any of the five succeeding fiscal years, reimbursements made in the Fund's second fiscal year in any of the four succeeding fiscal years and any reimbursement in years subsequent to fiscal year two, over the subsequent three fiscal years after the reimbursement made. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

ADVISOR'S PRIOR INVESTMENT RETURNS

Set forth in the table below are certain performance data provided by the Advisor relating to an individually managed account with assets of approximately $50 million. This account had substantially the same investment objective as the Fund, had the same portfolio manager, and was managed using substantially similar investment strategies and techniques as those that will be used in managing the Fund. This performance data is not that of the Fund and is not indicative of the Fund's future performance.

The results shown will differ from those the Fund could have obtained because of differences in account expenses, including investment advisory fees (which expenses and fees may be higher for the Fund than for the account), the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, timing of cash additions and withdrawals, the private character of the account compared with the public character of the Fund, and the tax-exempt status of the account holder compared with shareholders in the Fund. This account also is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if they applied, may have adversely affected the results shown. Investors should be aware that the use of different methods of determining performance could result in different performance results. Investors should not rely on the following performance data as an indication of future performance of the Advisor or of the Fund.


AVERAGE ANNUAL TOTAL RETURNS
(for period ended December 31, 1999)

One Year                                    19.69%
Three Years                                 19.82%
Since Inception (5/12/95)                   19.61%


1. Amivest Capital Management has prepared and presented the above report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR has not been involved with the preparation or review of this report. AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

2. Results were calculated on a total return basis. Returns are presented after the deduction of investment advisory fees and expenses applicable to the Advisor's account. Use of the Fund's expense structure would have lowered the performance results in the Average Annual Total Returns in the table above.

3. Investors should note that the Fund will compute and disclose its average annual total return using the standard formula set forth in SEC rules, which is different from the AIMR method noted above. Unlike the AIMR performance presentation standards that link quarterly rates of return, the SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The calculation provides a rate of return that equates a hypothetical investment of $1,000 to an ending redeemable value.


4. The Advisor's account shown above constitutes all accounts managed by the Advisor that meet the criteria for inclusion for each period presented.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

You may open a Fund account with $1,000 and add to your account at any time with $250 or more. The Fund may waive minimum investment requirements from time to time.

You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

BY CHECK

If you are making your first investment in the Fund, simply complete the Application Form included with this Prospectus and mail it with a check (made payable to "AMIVEST/NFB Total Market Fund") to:

AMIVEST/NFB Total Market Fund
P.O. Box ____________
_____________________

If you wish to send your Application Form and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, you should use the following address:

AMIVEST/NFB Total Market Fund
P.O. Box ____________
_____________________

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "AMIVEST/NFB Total Market Fund" to the Fund in the envelope provided with your statement or to the P.O. Box above. You should write your account number on the check.

BY WIRE

If you are making your first investment in the Fund, before you wire funds you should call the Transfer Agent at (800) _______ between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

________________________
ABA Routing #___________
Attn: AMIVEST/NFB Total Market Fund
DDA #___________
Account name (shareholder name)
Shareholder account number

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE INSTRUCTIONS. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.


You may buy, sell and exchange shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.


AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $50. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling (800) ________. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact
______________.

HOW TO EXCHANGE SHARES

You may exchange your shares of the Fund for shares of the _________ Fund and the _______ Fund on any day the Fund and the NYSE is open for business. Before making an exchange, you should obtain and carefully read the prospectus for the other fund.

You may exchange your shares by simply sending a written request to the Fund's Transfer Agent. You should give the name of the Fund, your name and account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear on the account registration.

If your account has telephone privileges, you may also exchange shares by calling the Transfer Agent at (800) _________ between the hours of 9:00 a.m. and 4:00 p.m., Eastern Time, on a day when the NYSE is open for normal trading. If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares."

The Fund reserves the right on notice to shareholders to limit the number of exchanges you may make in any year to avoid excess Fund expenses. The Fund may modify, restrict or terminate the exchange privilege at any time upon prior notice to shareholders.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.

The price you will pay to buy Fund shares is the Fund's net asset value. You may be charged a contingent deferred sales charge ("CDSC") when you sell your shares within a certain time after you purchased them. The CDSC is based on the original cost of your shares or the market value of them when you sell, whichever is less. The CDSC declines the longer you hold your shares, as illustrated below:

              Years after                    Contingent Deferred
               Purchase                          Sales Charge
               --------                          ------------
                  1                                  5.00%
                  2                                  4.00%
                  3                                  3.00%
                  4                                  2.00%
                  5                                  1.00%
          After the sixth year                       None

There is no CDSC on shares which you acquire by reinvesting your dividends or distributions. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your deferred sales charge as low as possible, each time you place a request to sell shares, the Fund will first sell any shares in your account which are not subject to a CDSC. Next the Fund will sell shares subject to the lowest CDSC.


After six years, your shares automatically will convert to a class of shares to be established with the same investment objective and policies as the Fund. The new class of shares will have lower distribution fees. This will mean that your Fund account will be subject to lower overall charges.
The conversion will be a non-taxable event for you.


The CDSC may be reduced or waived under certain circumstances and for certain groups. Call ________ for details.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration.
You should send your redemption request to:

AMIVEST/NFB Total Market Fund
P.O. Box ____________
_____________________

To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker- dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) _______ between the hours of 9:00 a.m. and 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone transaction privileges after your account is opened by calling the Transfer Agent at (800) _____ for instructions.

You may have difficulties in making a telephone transaction during periods of abnormal market activity. If this occurs, you may make your transaction request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your first investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action. The contingent deferred sales charge will not be imposed on shares which are automatically redeemed.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

                             PRICING OF FUND SHARES

The price of the Fund's shares is based on the Fund's net asset value. This is done by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

                                TAX CONSEQUENCES

The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                 RULE 12b-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The Plan provides for the payment of a distribution fee at the annual rate of 0.75% of the Fund's average daily net assets and a service fee at the annual rate of 0.25% of the Fund's average daily net assets. The fees are payable to the Distributor. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

                          AMIVEST/NFB TOTAL MARKET FUND
                A SERIES OF AMIVEST/NFB FUNDS TRUST (THE "TRUST")

For investors who want more information about the Fund, the following document is available free upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                            _______________________

                            _______________________

                            _______________________

                 Telephone: 1-800-_________________

You can review and copy information including the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

* Free of charge from the Commission's EDGAR Database on the Commission's Internet website at http://www.sec.gov., or

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-09719)

           STATEMENT OF ADDITIONAL INFORMATION SUBJECT TO COMPLETION,
                             DATED FEBRUARY __, 2000


                       STATEMENT OF ADDITIONAL INFORMATION
                               _____________, 2000


                         AMIVEST/NFB TOTAL MARKET FUND,
                       A SERIES OF AMIVEST/NFB FUNDS TRUST
                                767 FIFTH AVENUE
                               NEW YORK, NY 10153
                                 (800) XXX-XXXX


This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated , 2000, as may be revised, of the Amivest/NFB Total Market Fund (the "Fund"), a series of Amivest/NFB Funds Trust (the "Trust"). Amivest Capital Management, Inc., (the "Advisor") is the investment advisor to the Fund. A copy of the Fund's Prospectus is available by calling the telephone number listed above.


INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.

                                TABLE OF CONTENTS

The Trust ................................................................  B-3
Investment Objective and Policies ........................................  B-3
Investment Restrictions ..................................................  B-9
Distributions and Tax Information ........................................  B-10
Trustees and Executive Officers ..........................................  B-11
The Fund's Investment Advisor ............................................  B-13
The Fund's Administrator .................................................  B-14
The Fund's Distributor ...................................................  B-14
Portfolio Turnover .......................................................  B-15
Additional Purchase and Redemption Information ...........................  B-15
Determination of Share Price .............................................  B-17
Performance Information ..................................................  B-18
General Information ......................................................  B-19
Appendix A ...............................................................  B-20

                                    THE TRUST

     Amivest/NFB Funds Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust may consist of various series which represent separate investment portfolios. This SAI relates only to the Fund. The Fund is diversified, which under the Investment Company Act of 1940 ("1940 Act") means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and that it may hold no more than 10% of the voting securities of a single issuer.

     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

     The Fund has an investment objective of long-term capital appreciation with income as a secondary objective. The following discussion supplements the discussion of the Fund's investment objectives and policies as set forth in the Prospectus. There can be no assurance that the objective of the Fund will be attained.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements in order to earn income on available cash, or as a defensive investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit worthy registered securities dealers with all such transactions governed by procedures adopted by the Advisor. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

     If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

     Underlying Funds may also make use of repurchase agreements. Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement. An Underlying Fund's right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, the Fund or an Underlying Fund could suffer a loss.

LEVERAGE THROUGH BORROWING

     The Fund, and the Underlying Funds, may borrow money for leveraging purposes. Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of shares of an Underlying Fund or the Fund and in the yield on the Underlying Fund's portfolio. Although the principal of such borrowings will be fixed, the assets of an Underlying Fund or of the Fund may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for an Underlying Fund or the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying Fund or the Fund will have to pay, such fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying Fund or the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.

WHEN-ISSUED SECURITIES

     An Underlying Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to that fund. To the extent that assets of the  Underlying  Fund are held in cash  pending  the  settlement  of a purchase of securities, the Underlying Fund would earn no income. While when-issued securities may be sold prior to the settlement date, the Underlying Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that an Underlying Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces but does not eliminate leverage.

OPTIONS AND FUTURES

     Underlying Funds may purchase and write call and put options on securities, securities indexes, and foreign currencies, and enter into futures contracts and use options on futures contracts. Underlying Funds may use these techniques to hedge against changes in securities prices, foreign currency exchange rates or as part of its overall investment strategy. Underlying Funds normally segregate liquid assets to cover obligations under options and futures contracts to reduce leveraging.

     Underlying Funds may buy or sell interest rate futures contracts and options on interest rate futures contracts for the purpose of hedging against changes in the value of securities owned.

     There are risks involved in the use of options and futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the securities held by the Underlying Funds. This may cause the futures or options to react differently from the Underlying Funds' securities to market changes. In addition, the investment advisers to the Underlying Funds could be incorrect in their expectations for the direction or extent of market movements. In these events, Underlying Funds could lose money on the options of futures contracts. It is also not certain that a secondary market for positions in options or futures contracts will exist at all times.


FORWARD CURRENCY CONTRACTS

     An Underlying Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.


ILLIQUID SECURITIES

     Typically, an Underlying Fund may invest up to 15% of its net assets in illiquid securities, including (I) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an Underlying Fund's decision to dispose of such securities and the time when that fund is able to dispose of them, during which time the value of the securities could decline.

     Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933 that have a readily available market usually are not deemed illiquid for purposes of this limitation by Underlying Funds. Investing in Rule 144A securities could result in increasing the level of an Underlying Fund's illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

     The Investment Company Act of 1940 provides that a mutual fund whose shares are purchased by the Fund is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund's outstanding securities during any period of less than 30 days. Thus, shares held by the Fund in excess of 1% of an underlying mutual fund's outstanding securities will be considered not readily marketable securities, that together with such other such securities, may not exceed 15% of the Fund's net assets. However, because the Fund has elected to reserve the right to pay redemption requests by a distribution of securities from the Fund's portfolio, instead of in cash, these holdings may be treated as liquid. In some cases, an Underlying Fund may make payment of a redemption by the Fund by distributing securities from its portfolio instead of cash. Thus it is possible that the Fund could hold securities distributed by an Underlying Fund until such time as the Advisor determines it is appropriate to dispose of such securities. Disposing of such securities could cause the Fund to incur additional costs.

SECURITIES LENDING

     An Underlying Fund may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. Generally, borrowers must deliver to an Underlying Fund collateral equal in value to at least 100% of the loaned securities at all times during the loan, marked to market daily. During the loan period, the borrower pays the Underlying Fund interest on such securities, and that fund may invest the cash collateral and earn additional income. Loans are usually subject to termination at the option of a fund or the borrower at any time. Lending portfolio securities involves risk of delay in recovery of the loaned securities and in some cases the loss of rights in the collateral if the borrower fails.

SHORT SALES

     An Underlying Fund may seek to hedge investments or realize additional gains through short sales. In a short sale, the Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer. The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market priced at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by an Underlying Fund. An Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which that fund replaces the borrowed security. An Underlying Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

     Typically an Underlying Fund will segregate liquid assets, which are marked to market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

DEPOSITARY RECEIPTS

     An Underlying Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Underlying Funds may also hold American Depository Shares ("ADSs"), which are similar to ADRs. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. For purposes of the Fund's investment policies, investments in ADRs, ADSs, EDRs, GDRs and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


     RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

     CURRENCY FLUCTUATIONS. An Underlying Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund's assets denominated in that currency. Such changes will also affect the Underlying Fund's income. The value of the Underlying Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

     EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, that will take place over a several-year period, could have potential adverse effects on an Underlying Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Underlying Fund's operations.

     MARKET CHARACTERISTICS. Many foreign securities in which an Underlying Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Underlying Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Underlying Fund assets may be released prior to receipt of payment or securities, may expose the Underlying Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     TAXES. The interest and dividends payable on some of an Underlying Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Underlying Fund shareholders.

     COSTS. To the extent that an Underlying Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

CORPORATE DEBT SECURITIES

     The Fund may invest in Underlying Funds that invest in debt securities, including debt securities rated below investment grade. Bonds rated below BBB by Standard & Poor's Rating Service ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's), commonly referred to "junk bonds," typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody's and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Underlying Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after an Underlying Fund has acquired the security. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.


MONEY MARKET INSTRUMENTS

     The Fund may invest in any of the following securities and instruments:

     CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar- denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

     1. Make loans to others, except to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, unless immediately thereafter there is an asset coverage of at least 300% of all borrowings.

         (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities, except that this restriction does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

     4. Purchase or sell real estate, or commodities or commodity contracts, except that Underlying Funds may purchase futures contracts, and related options.

     5. Invest 25% or more of the market value of its assets in the securities of investment companies which concentrate although the Fund will itself concentrate its investments in investment companies.

     6. Issue senior securities, as defined in the 1940 Act except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, (b) entering into repurchase transactions, or (c) engaging in options or futures transactions.

     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

     7. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable, and repurchase agreements with more than seven days to maturity.

     If a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing and illiquid securities, or as otherwise specifically noted.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the one-year period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions made during the preceding calendar year.

TAX INFORMATION

     The Fund expects to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term and mid-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (I) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

     Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of the Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

     Any long-term capital gain distributions are taxable to shareholders as long-term capital gains, respectively, regardless of the length of time they have held their shares. Capital gain distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of the Fund's shares may be subject to withholding of federal income tax at the current maximum Federal tax rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

     The Fund will not be subject to tax in the State of Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

                         TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their ages and affiliations and principal occupations for the past five years are set forth below.

[Information to be supplied by amendment]

     Set forth below is the annual compensation rate payable to the Disinterested Trustees. Disinterested Trustees will receive an annual retainer of $X,XXX and a fee of $XXX for each regularly scheduled meeting. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Funds or any other Funds of the Trust.

NAME OF TRUSTEE                     TOTAL COMPENSATION
---------------                     ------------------

[Information to be supplied by Amendment]

                             THE INVESTMENT ADVISOR

     As stated in the Prospectus, investment advisory services are provided to the Fund by Amivest Capital Management, Inc., pursuant to an Investment Advisory Agreement.


     The Advisor is a wholly-owned subsidiary of North Fork Bancorporation, Inc., a New York Stock Exchange listed bank holding company headquartered in Melville, NY. Its principal subsidiary is North Fork Bank, which operates from approximately 150 branch locations in the New York metropolitan area and Connecticut. North Fork has assets of approximately $__ billion and provides a variety of banking and financial services to middle market and small business organizations, local government units and retail customers in the New York metropolitan area.


     The Investment Advisory Agreement continues in effect after its initial two year term from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either the Fund or the Advisor upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                                THE ADMINISTRATOR

     The Fund has entered into an Administration Agreement with Investment Company Administration, LLC (the "Administrator"). The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Fund's servicing agents (e.g., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee from the Fund at the annual rate of 0.10% of average daily net assets with a minimum annual fee of $40,000.

                                 THE DISTRIBUTOR

     Compass Investment Services Corp. acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and
(ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days, written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


     Pursuant to a plan of distribution adopted by the Trust, on behalf of the Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund will pay a distribution fee at an annual rate of 0.75% of its average daily net assets to the Distributor. The Plan provides for the compensation to the Distributor regardless of the Fund's distribution expenses.

     The Plan allows excess distribution expenses to be carried forward by the Distributor and resubmitted in a subsequent fiscal year, provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Trustees have made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward and (iii) the Trustees make a further determination, at the time any distribution expenses which have been carried forward are submitted for payment, that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

     Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually.

     The Fund also has a Shareholder Servicing Agreement with the Distributor pursuant to which payments or reimbursements of payments may be made to selected brokers, dealers or administrators which have entered into agreements for services provided to shareholders of the Fund. Under the Agreement, the Fund is authorized to pay the Distributor a maximum fee in the amount of 0.25% of the Fund's average daily net assets annually. Payment to the Distributor under the Agreement reimburses the Distributor for payments it makes to selected brokers, dealers and administrators who have entered into Service Agreements for services provided to shareholders of the Fund.


                               PORTFOLIO TURNOVER

     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

     HOW TO BUY SHARES. The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     HOW TO SELL SHARES. You can sell your Fund shares any day the NYSE is open for regular trading. The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

     CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge imposed on Fund shares does not apply to (a) any redemption pursuant to a tax-free return of an excess contribution to an individual retirement account or other qualified retirement plan if the Fund is notified at the time of such request; (b) any redemption of a lump-sum or other distribution from qualified retirement plans or accounts provided the shareholder has attained the minimum age of 70 1/2 years and has held the Fund shares for a minimum period of three years; (c) any redemption by advisory accounts managed by the Advisor or its affiliates; (d) any redemption made by employees, officers or directors of the Advisor or its affiliates; (e) any redemption by a tax-exempt employee benefit plan if continuation of the investment would be improper under applicable laws or regulations; and (f) any redemption or transfer of ownership of shares following the death or disability, as defined in Section 72(m)(7) of the Code, of a shareholder if the Fund is provided with proof of death or disability and with all documents required by the Transfer Agent within one year after the death or disability.

     DELIVERY OF REDEMPTION PROCEEDS. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

     TELEPHONE REDEMPTIONS. Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

     REDEMPTIONS-IN-KIND. The Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

     AUTOMATIC INVESTMENT PLAN. As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

     Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund's net asset value is not calculated. The Fund does not anticipate having a material portion of its assets invested in Underlying Funds that have foreign securities that may trade on days when the Fund does not price its shares.


                             PERFORMANCE INFORMATION

     From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rates of return over the most recent year and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated periods, according to the following formula:

                                        n
                                  P(1+T)  = ERV

Where: P   = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted
       T   = average annual total return
       n   = number of years
       ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

     Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     The Fund's total returns may be compared to relevant domestic and foreign indices, including those published by Lipper Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

     Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total returns for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                               GENERAL INFORMATION

     Investors  in the Fund will be  informed  of the  Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

     ______________________________, are legal counsel to the Fund.

     ________________acts as Custodian of the securities and other assets of the Fund.___________________acts as the Funds' transfer and shareholder service agent.


     The Fund has applied for an exemption from the SEC to the extent necessary to permit it to operate as a fund of funds in the manner described in the Prospectus and this SAI. Among other things, this relief permits the Fund, subject to certain conditions: (i) to acquire shares of Underlying Funds and the Underlying Funds to sell such shares to the Fund; (ii) to offer shares to the public with a contingent deferred sales charge of 5%; and (iii) to purchase and redeem shares of the Underlying Funds and the Underlying Funds to sell and redeem their shares in transactions with the Fund. The Fund has adopted procedures reasonably designed to implement the relief sought in the SEC exemption.


     The Trust was organized as a Delaware business trust on September 9, 1999. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

                                   APPENDIX A
                             CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP

     AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                             AMIVEST/NFB FUNDS TRUST
                                     PART C

Item 23.  Exhibits.

     (1)  (a) Agreement and Declaration of Trust(1)
          (b) Amended and Restated Agreement and Declaration of Trust
     (2)  By-Laws(1)
     (3)  Specimen Share Certificate (2)
     (4)  Form of Investment Advisory Agreement (2)
     (5)  Form of Distribution Agreement (2)
     (6)  Not applicable
     (7)  Form of Custodian Agreement (2)
     (8)  (a) Form of Administration Agreement (2)
          (b) Fund Accounting Service Agreement (2)
          (c) Transfer Agency and Service Agreement (2)
     (9)  Opinion of Counsel (2)
     (10) Not applicable
     (11) Not applicable
     (12) Initial capital agreement (2)
     (13) Form of 12b-1 Plan (2)
     (14) Not applicable
     (15) Not applicable

----------
(1) Incorporated by reference from Registrant's initial Registration Statement on Form N-1A (File No. 333-92405) filed on December 9, 1999.
(2)  To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b)  A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV, as amended, File No. 801-7465.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies: To be supplied by amendment



         (b) The following information is furnished with respect to the officers and directors of Compass Investment Service Corp.:

                               Position and Offices       Position and
Name and Principal             with Principal             Offices with
Business Address               Underwriter                Registrant
----------------               -----------                ----------

To be supplied by amendment.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by the Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Suite 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

     The registrant undertakes:

     (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Phoenix in the State of Arizona on February 10, 2000.


                                   AMIVEST/NFB FUNDS TRUST

                                   By: /s/ Robert H. Wadsworth
                                       ------------------------------
                                       Robert H. Wadsworth
                                       President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/Robert H. Wadsworth           Trustee                    February 10, 2000
-------------------------
Robert H. Wadsworth


/s/Chris O. Moser                Trustee                    February 10, 2000
-------------------------
Chris O. Moser


/s/Janet S. Kaiser               Trustee                    February 10, 2000
-------------------------
Janet S. Kaiser


/s/Robert H. Wadsworth           Principal Financial        February 10, 2000
-------------------------        Officer
Robert H. Wadsworth

                                    EXHIBITS

Exhibit No.      Description
-----------      -----------

99B.1.B          Amended and Restated Agreement and Declaration of Trust